UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number                811-06312

The Lazard Funds, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices) (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant's telephone number, including area code:                (212) 632-6000

Date of fiscal year end:	12/31

Date of reporting period:	3/31/2008

FORM N-Q

Item 1.                Schedule of Investments.

The Lazard Funds, Inc.
Portfolios of Investments
March 31, 2008 (unaudited)

Description	Shares	Value
Lazard U.S. Equity Value Portfolio

Common Stocks—98.2%

Alcohol & Tobacco—1.7%
Altria Group, Inc.	600	$13,320
Anheuser-Busch Cos, Inc.	1,200	56,940
Philip Morris International, Inc. (a)	600	30,348
Reynolds American, Inc.	1,000	59,030
		159,638
Automotive—1.0%
The Goodyear Tire & Rubber Co. (a)	3,570	92,106
Banking—7.1%
Bank of America Corp.	7,211	273,369
Bank of New York Mellon Corp.	3,374	140,797
Huntington Bancshares, Inc.	7,520	80,840
SunTrust Banks, Inc.	1,165	64,238
Wachovia Corp.	1,747	47,169
Wells Fargo & Co.	2,580	75,078
		681,491
Cable Television—1.7%
Comcast Corp., Class A	8,430	159,917
Chemicals—1.9%
Cytec Industries, Inc.	1,100	59,235
The Dow Chemical Co.	3,220	118,657
		177,892
Computer Software—2.2%
Microsoft Corp.	4,020	114,088
Oracle Corp. (a)	2,500	48,900
Sybase, Inc. (a)	1,790	47,077
		210,065
Consumer Products—1.6%
Mattel, Inc.	2,800	55,720
The Procter & Gamble Co.	1,385	97,047
		152,767
Drugs—6.1%
Merck & Co., Inc.	3,000	113,850
Pfizer, Inc.	14,894	311,732
Wyeth	3,740	156,182
		581,764
Electric—5.7%
CenterPoint Energy, Inc.	4,000	57,080
Entergy Corp.	950	103,626
Exelon Corp.	1,360	110,527
FirstEnergy Corp.	1,000	68,620
PG&E Corp.	2,200	81,004
SCANA Corp.	2,000	73,160
Wisconsin Energy Corp.	1,060	46,630
		540,647

Energy Exploration & Production—3.7%
Anadarko Petroleum Corp.	1,100	69,333
Apache Corp.	660	79,741
Devon Energy Corp.	855	89,202
Newfield Exploration Co. (a)	1,170	61,834
Occidental Petroleum Corp.	680	49,756
		349,866

Energy Integrated—12.0%
Chevron Corp.	3,611	308,235
ConocoPhillips	2,750	209,578
Exxon Mobil Corp.	6,556	554,506
Marathon Oil Corp.	1,520	69,312
		1,141,631

Financial Services—10.7%
Capital One Financial Corp.	2,100	103,362
Citigroup, Inc.	10,720	229,622
Franklin Resources, Inc.	500	48,495
JPMorgan Chase & Co.	4,876	209,424
Legg Mason, Inc.	800	44,784
Lehman Brothers Holdings, Inc.	3,000	112,920
Morgan Stanley	2,650	121,105
Prudential Financial, Inc.	750	58,688
The Goldman Sachs Group, Inc.	300	49,617
Visa, Inc.	700	43,652
		1,021,669

Food & Beverages—1.3%
Kraft Foods, Inc., Class A	2,304	71,447
Pilgrim's Pride Corp.	2,700	54,621
		126,068

Forest & Paper Products—1.7%
Ball Corp.	970	44,562
Kimberly-Clark Corp.	1,079	69,649

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2008 (unaudited)

Description	Shares	Value
Lazard U.S. Equity Value Portfolio (continued)
Pactiv Corp. (a)	1,800	$47,178
		161,389

Gas Utilities—0.5%
Dynegy, Inc., Class A (a)	6,070	47,892

Health Services—2.3%
Aetna, Inc.	1,500	63,135
Community Health Systems, Inc.
(a)	2,600	87,282
WellPoint, Inc. (a)	1,650	72,814
		223,231

Insurance—7.9%
American International Group,
Inc.	2,900	125,425
Lincoln National Corp.	2,081	108,212
MetLife, Inc.	1,020	61,465
The Allstate Corp.	2,480	119,189
The Hartford Financial Services
Group, Inc.	1,700	128,809
The Travelers Cos., Inc.	2,715	129,913
Willis Group Holdings, Ltd.	2,300	77,303
		750,316

Leisure & Entertainment—4.2%
Brinker International, Inc.	3,400	63,070
Cinemark Holdings, Inc.	6,000	76,740
News Corp., Class A	4,641	87,019
Time Warner, Inc.	12,700	178,054
		404,883

Manufacturing—9.0%
Dover Corp.	2,400	100,272
Energizer Holdings, Inc. (a)	500	45,240
General Dynamics Corp.	700	58,359
General Electric Co.	10,575	391,381
PACCAR, Inc.	1,300	58,500
Textron, Inc.	900	49,878
The Boeing Co.	1,400	104,118
United Technologies Corp.	750	51,615
		859,363

Medical Products—3.7%
Boston Scientific Corp. (a)	6,260	80,566
Johnson & Johnson	3,405	220,883
Medtronic, Inc.	1,000	48,370
		349,819
Metals & Mining—0.4%
Newmont Mining Corp.	900	40,770
Real Estate—0.8%
CBL & Associates Properties, Inc.
REIT	3,400	80,002
Retail—0.4%
J.C. Penney Co., Inc.	1,000	37,710
Semiconductors & Components—2.0%
Analog Devices, Inc.	1,700	50,184
Flextronics International, Ltd. (a)	4,810	45,166
Intel Corp.	2,500	52,950
Texas Instruments, Inc.	1,700	48,059
		196,359
Technology—1.0%
International Business Machines Corp.	860	99,020

Technology Hardware—2.6%
Brocade Communications Systems, Inc. (a)	8,700	63,510
Cisco Systems, Inc. (a)	2,000	48,180
Dell, Inc. (a)	3,300	65,736
Motorola, Inc.	7,640	71,052
		248,478
Telecommunications—5.0%
AT&T, Inc.	9,630	368,829
Verizon Communications, Inc.	2,959	107,855
		476,684
Total Common Stocks
(Identified cost $10,384,310)		9,371,437

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2008 (unaudited)

Lazard U.S. Equity Value Portfolio (concluded)
	Principal
	Amount
Description	(000)	Value

Repurchase Agreement—1.4%
State Street Bank and Trust Co.,
0.80%, 04/01/08
(Dated 03/31/08, collateralized by
$120,000 United States Treasury
Note, 2.00%, 01/15/16, with a value
of $138,529)
Proceeds of $131,003
(Identified cost $131,000)	$131	$131,000

Total Investments—99.6%
(Identified cost $10,515,310) (b)		$9,502,437
Cash and Other Assets in Excess
of Liabilities—0.4%		40,711

Net Assets—100.0%		$9,543,148

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2008 (unaudited)

Description	Shares	Value
Lazard U.S. Strategic Equity Portfolio
Common Stocks—95.9%
Alcohol & Tobacco—3.9%
Altria Group, Inc.	18,900	$419,580
Molson Coors Brewing Co., Class B	8,900	467,873
Philip Morris International, Inc. (a)	18,900	955,962
Reynolds American, Inc.	27,800	1,641,034
		3,484,449
Banking—4.0%
Bank of America Corp.	22,114	838,342
Bank of New York Mellon Corp.	53,100	2,215,863
Huntington Bancshares, Inc.	49,500	532,125
		3,586,330
Cable Television—2.3%
Comcast Corp., Class A	106,400	2,018,408
Chemicals—1.5%
The Dow Chemical Co.	36,500	1,345,025
Commercial Services—0.0%
R.H. Donnelley Corp. (a)	1	5
Computer Software—5.5%
Microsoft Corp.	147,935	4,198,395
Oracle Corp. (a)	39,400	770,664
		4,969,059
Drugs—5.5%
Barr Pharmaceuticals, Inc. (a)	26,100	1,260,891
Merck & Co., Inc.	20,000	759,000
Wyeth	69,900	2,919,024
		4,938,915
Electric—1.0%
American Electric Power Co., Inc.	21,100	878,393
Energy Integrated—8.7%
Chevron Corp.	18,500	1,579,160
ConocoPhillips	25,300	1,928,113
Exxon Mobil Corp.	24,200	2,046,836
Marathon Oil Corp.	9,500	433,200
Massey Energy Co.	38,700	1,412,550
Valero Energy Corp.	9,300	456,723
		7,856,582
Energy Services—1.5%
BJ Services Co.	48,270	1,376,178
Financial Services—4.7%
Citigroup, Inc.	69,422	1,487,019
JPMorgan Chase & Co.	44,591	1,915,184
Lehman Brothers Holdings, Inc.	11,600	436,624
Visa, Inc.	6,800	424,048
		4,262,875
Food & Beverages—4.6%
Coca-Cola Enterprises, Inc.	52,400	1,268,080
Kraft Foods, Inc., Class A	49,553	1,536,638
Smithfield Foods, Inc. (a)	33,800	870,688
The Hershey Co.	12,700	478,409
		4,153,815
Forest & Paper Products—3.6%
Ball Corp.	25,815	1,185,941
Kimberly-Clark Corp.	25,280	1,631,824
Louisiana-Pacific Corp.	44,240	406,123
		3,223,888
Housing—2.1%
Centex Corp.	17,200	416,412
D.R. Horton, Inc.	37,100	584,325
Masco Corp.	45,700	906,231
		1,906,968
Insurance—4.2%
Lincoln National Corp.	8,900	462,800
Marsh & McLennan Cos., Inc.	43,300	1,054,355
PartnerRe, Ltd.	11,800	900,340
The Allstate Corp.	27,800	1,336,068
		3,753,563
Leisure & Entertainment—3.5%
Brinker International, Inc.	54,400	1,009,120
News Corp., Class A	51,880	972,750
Time Warner, Inc.	83,700	1,173,474
		3,155,344
Manufacturing—7.6%
Dover Corp.	29,500	1,232,510

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2008 (unaudited)

Description	Shares	Value
Lazard U.S. Strategic Equity Portfolio (concluded)
Honeywell International, Inc.	15,293	$862,831
Parker Hannifin Corp.	6,600	457,182
Pitney Bowes, Inc.	41,300	1,446,326
Textron, Inc.	20,500	1,136,110
The Boeing Co.	10,900	810,633
United Technologies Corp.	12,980	893,284
		6,838,876

Medical Products—6.7%
Boston Scientific Corp. (a)	113,600	1,462,032
Johnson & Johnson	69,760	4,525,331
		5,987,363

Metals & Mining—1.1%
Newmont Mining Corp.	21,800	987,540

Real Estate—2.1%
CBL & Associates Properties, Inc. REIT	28,400	668,252
Public Storage REIT	13,700	1,214,094
		1,882,346

Retail—10.0%
CVS Caremark Corp.	43,700	1,770,287
Foot Locker, Inc.	65,400	769,758
J.C. Penney Co., Inc.	30,200	1,138,842
Liz Claiborne, Inc.	65,605	1,190,731
The Home Depot, Inc.	17,200	481,084
The Kroger Co.	36,300	922,020
Wal-Mart Stores, Inc.	51,700	2,723,556
		8,996,278

Semiconductors & Components—4.5%
Analog Devices, Inc.	21,800	643,536
Flextronics International, Ltd. (a)	128,400	1,205,676
Intel Corp.	101,500	2,149,770
		3,998,982

Technology—1.8%
International Business Machines Corp.	13,690	1,576,267

Technology Hardware—3.9%
Cisco Systems, Inc. (a)	43,255	1,042,013
Dell, Inc. (a)	60,700	1,209,144
Motorola, Inc.	47,300	439,890
Sun Microsystems, Inc. (a)	53,525	831,243
		3,522,290

Telecommunications—1.6%
Verizon Communications, Inc.	40,300	1,468,935
Total Common Stocks
(Identified cost $91,987,475)		86,168,674
	Principal
	Amount
Description	(000)	Value
Repurchase Agreement—5.9%
State Street Bank and Trust Co.,
0.80%, 04/01/08
(Dated 03/31/08, collateralized by
$4,710,000 United States Treasury
Note, 2.00%, 01/15/16, with a value
of $5,437,279)
Proceeds of $5,326,118
(Identified cost $5,326,000)	$5,326	5,326,000
Total Investments—101.8%
(Identified cost $97,313,475) (b)		$91,494,674
Liabilities in Excess of Cash and Other Assets—(1.8)%		(1,607,482)

Net Assets—100.0%		$89,887,192

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2008 (unaudited)

Description	Shares	Value
Lazard Mid Cap Portfolio
Common Stocks—94.8%
Alcohol & Tobacco—2.1%
Molson Coors Brewing Co., Class B	136,900	$7,196,833
Banking—3.6%
Hudson City Bancorp, Inc.	224,000	3,960,320
Huntington Bancshares, Inc.	288,000	3,096,000
Marshall & Ilsley Corp.	147,198	3,414,994
People's United Financial, Inc.	105,400	1,824,474
		12,295,788
Chemicals—1.3%
RPM International, Inc.	206,700	4,328,298
Commercial Services—4.0%
Cintas Corp.	174,400	4,977,376
NeuStar, Inc., Class A (a)	203,700	5,393,976
WESCO International, Inc. (a)	94,100	3,433,709
		13,805,061
Computer Software—1.1%
Sybase, Inc. (a)	146,600	3,855,580
Drugs—4.5%
Barr Pharmaceuticals, Inc. (a)	144,100	6,961,471
Forest Laboratories, Inc. (a)	44,100	1,764,441
Warner Chilcott, Ltd. (a)	373,900	6,730,200
		15,456,112
Electric—2.2%
American Electric Power Co., Inc.	103,700	4,317,031
Wisconsin Energy Corp.	72,400	3,184,876
		7,501,907
Energy—1.4%
Covanta Holding Corp. (a)	176,500	4,853,750
Energy Integrated—3.7%
Foundation Coal Holdings, Inc.	69,400	3,492,902
Massey Energy Co.	164,000	5,986,000
Sunoco, Inc.	63,900	3,352,833
		12,831,735
Energy Services—7.0%
BJ Services Co.	209,600	5,975,696
Exterran Holdings, Inc. (a)	36,100	2,329,894
Patterson-UTI Energy, Inc.	228,300	5,976,894
Pride International, Inc. (a)	186,800	6,528,660
The Williams Cos., Inc.	98,100	3,235,338
		24,046,482

Financial Services—1.6%
Ameriprise Financial, Inc.	102,500	5,314,625

Food & Beverages—5.8%
Campbell Soup Co.	57,200	1,941,940
Coca-Cola Enterprises, Inc.	281,000	6,800,200
McCormick & Co., Inc.	52,600	1,944,622
Pilgrim's Pride Corp.	185,200	3,746,596
Smithfield Foods, Inc. (a)	131,600	3,390,016
The Hershey Co.	52,600	1,981,442
		19,804,816

Forest & Paper Products—4.0%
Ball Corp.	117,700	5,407,138
Bemis Co., Inc.	216,200	5,497,966
Louisiana-Pacific Corp.	304,300	2,793,474
		13,698,578

Health Services—1.2%
Omnicare, Inc.	229,200	4,162,272

Housing—3.9%
Centex Corp.	92,700	2,244,267
D.R. Horton, Inc.	188,700	2,972,025
Masco Corp.	309,500	6,137,385
USG Corp. (a)	55,100	2,028,782
		13,382,459

Insurance—9.6%
Aon Corp.	86,300	3,469,260
Lincoln National Corp.	150,734	7,838,168
Marsh & McLennan Cos., Inc.	173,800	4,232,030
OneBeacon Insurance Group, Ltd.	175,100	3,330,402
PartnerRe, Ltd.	53,500	4,082,050
RenaissanceRe Holdings, Ltd.	97,800	5,076,798
Willis Group Holdings, Ltd.	144,300	4,849,923
		32,878,631

Leisure & Entertainment—3.2%
Brinker International, Inc.	287,300	5,329,415

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2008 (unaudited)

Description	Shares	Value
Lazard Mid Cap Portfolio (concluded)
Darden Restaurants, Inc.	176,300	$5,738,565
		11,067,980

Manufacturing—8.2%
Dover Corp.	199,000	8,314,220
Hubbell, Inc., Class B	91,400	3,993,266
Pitney Bowes, Inc.	275,600	9,651,512
Spirit AeroSystems Holdings, Inc.,
Class A (a)	90,300	2,002,854
Textron, Inc.	78,500	4,350,470
		28,312,322

Medical Products—3.3%
Applera Corp. - Applied
Biosystems Group	155,100	5,096,586
Hospira, Inc. (a)	147,400	6,304,298
		11,400,884

Real Estate—3.1%
CBL & Associates Properties, Inc.
REIT	234,300	5,513,079
Public Storage REIT	59,300	5,255,166
		10,768,245

Retail—6.3%
Foot Locker, Inc.	297,300	3,499,221
Hanesbrands, Inc. (a)	142,500	4,161,000
J.C. Penney Co., Inc.	116,100	4,378,131
Liz Claiborne, Inc.	325,400	5,906,010
Pacific Sunwear of California, Inc.
(a)	281,100	3,544,671
		21,489,033

Semiconductors & Components—
4.9%
Agilent Technologies, Inc. (a)	148,000	4,414,840
Analog Devices, Inc.	194,900	5,753,448
Flextronics International, Ltd. (a)	714,900	6,712,911
		16,881,199

Technology Hardware—6.7%
Arrow Electronics, Inc. (a)	178,500	6,006,525
Brocade Communications
Systems, Inc. (a)	118,400	864,320
Ingram Micro, Inc., Class A (a)	518,100	8,201,523
Lexmark International, Inc., Class
A (a)	127,200	3,907,584
Sun Microsystems, Inc. (a)	248,650	3,861,534
		22,841,486

Telecommunications—1.7%
Citizens Communications Co.	570,600	5,985,594

Transportation—0.4%
UAL Corp.	70,900	1,526,477
Total Common Stocks
(Identified cost $351,132,737)		325,686,147
	Principal
	Amount
Description	(000)	Value
Repurchase Agreement—2.8%
State Street Bank and Trust Co.,
0.80%, 04/01/08
(Dated 03/31/2008, collateralized
by $8,625,000 United States
Treasury Note, 2.00%, 01/15/16,
with a value of $9,956,801)
Proceeds of $9,758,217
(Identified cost $9,758,000)	$9,758	9,758,000
Total Investments—97.6%
(Identified cost $360,890,737) (b)		$335,444,147
Cash and Other Assets in Excess
of Liabilities—2.4%		8,259,375

Net Assets—100.0%		$343,703,522

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2008 (unaudited)

Description	Shares	Value
Lazard Small Cap Portfolio
Common Stocks—95.0%
Automotive—2.0%
American Axle & Manufacturing
Holdings, Inc.	25,000	$512,500
ArvinMeritor, Inc.	127,300	1,592,523
		2,105,023

Banking—5.1%
Bank of the Ozarks, Inc.	62,150	1,485,385
Prosperity Bancshares, Inc.	48,140	1,379,692
Sterling Bancshares, Inc.	62,200	618,268
Texas Capital Bancshares, Inc.
(a)	84,200	1,421,296
Wintrust Financial Corp.	19,200	671,040
		5,575,681

Chemicals—3.4%
Headwaters, Inc. (a)	67,200	886,368
Hercules, Inc.	37,700	689,533
Polypore International, Inc.	61,000	1,262,090
Rockwood Holdings, Inc. (a)	26,200	858,574
		3,696,565

Commercial Services—8.2%
Administaff, Inc.	21,400	505,254
Consolidated Graphics, Inc. (a)	18,800	1,053,740
First Advantage Corp., Class A
(a)	26,800	567,892
G & K Services, Inc., Class A	39,300	1,399,473
Huron Consulting Group, Inc. (a)	8,100	336,555
INVESTools, Inc. (a)	54,500	598,955
NeuStar, Inc., Class A (a)	21,900	579,912
ValueClick, Inc. (a)	72,900	1,257,525
Waste Connections, Inc. (a)	30,775	946,023
Watson Wyatt Worldwide, Inc.,
Class A	29,200	1,657,100
		8,902,429

Computer Software—3.3%
Secure Computing Corp. (a)	219,551	1,416,104
United Online, Inc.	205,200	2,166,912
		3,583,016

Construction & Engineering—1.8%
Dycom Industries, Inc. (a)	95,200	1,143,352
EMCOR Group, Inc. (a)	37,700	837,317
		1,980,669
Consumer Products—1.2%
Polaris Industries, Inc.	31,400	1,287,714
Drugs—1.0%
Cubist Pharmaceuticals, Inc. (a)	28,300	521,286
Pharmanet Development Group,
Inc. (a)	22,200	560,106
		1,081,392
Energy Exploration &
Production—3.3%
Goodrich Petroleum Corp. (a)	48,600	1,461,888
TXCO Resources, Inc. (a)	166,093	2,056,231
		3,518,119
Energy Integrated—2.7%
Alpha Natural Resources, Inc. (a)	15,600	677,664
Foundation Coal Holdings, Inc.	44,000	2,214,520
		2,892,184
Energy Services—3.7%
Atwood Oceanics, Inc. (a)	5,600	513,632
Dril-Quip, Inc. (a)	8,700	404,289
Flotek Industries, Inc. (a)	44,100	643,419
Oceaneering International, Inc.
(a)	21,300	1,341,900
W-H Energy Services, Inc. (a)	16,100	1,108,485
		4,011,725
Financial Services—3.9%
Duff & Phelps Corp., Class A	72,200	1,298,878
Waddell & Reed Financial, Inc.	90,850	2,919,011
		4,217,889
Gas Utilities—0.5%
South Jersey Industries, Inc.	16,500	579,315
Health Services—8.1%
Air Methods Corp. (a)	15,500	749,735
Emergency Medical Services
Corp., Class A (a)	66,300	1,636,947
Five Star Quality Care, Inc. (a)	153,550	975,043
Gentiva Health Services, Inc. (a)	39,300	855,168
inVentiv Health, Inc. (a)	38,800	1,117,828

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2008 (unaudited)

Description	Shares	Value
Lazard Small Cap Portfolio (continued)
Kendle International, Inc. (a)	26,900	$1,208,348
Magellan Health Services, Inc. (a)	24,800	984,312
Skilled Healthcare Group, Inc.,
Class A	117,800	1,293,444
		8,820,825

Housing—1.8%
Beacon Roofing Supply, Inc. (a)	98,100	981,000
Watsco, Inc.	22,650	938,163
		1,919,163

Insurance—2.1%
Flagstone Reinsurance Holdings,
Ltd.	44,800	542,080
Max Capital Group, Ltd.	66,400	1,739,016
		2,281,096

Leisure & Entertainment—4.1%
Bally Technologies, Inc. (a)	20,800	714,272
Entravision Communications
Corp., Class A (a)	147,900	985,014
Red Robin Gourmet Burgers, Inc.
(a)	26,600	999,362
Ruby Tuesday, Inc.	114,800	861,000
Texas Roadhouse, Inc. (a)	91,000	891,800
		4,451,448

Manufacturing—8.0%
Altra Holdings, Inc. (a)	109,100	1,467,395
Kaman Corp.	56,900	1,609,701
Kennametal, Inc.	25,700	756,351
Knoll, Inc.	50,250	579,885
Olympic Steel, Inc.	15,200	685,520
RBC Bearings, Inc. (a)	17,400	646,062
Regal-Beloit Corp.	31,400	1,150,182
RTI International Metals, Inc. (a)	10,500	474,705
The Middleby Corp. (a)	20,900	1,303,951
		8,673,752

Medical Products—3.9%
American Medical Systems
Holdings, Inc. (a)	69,600	987,624
PSS World Medical, Inc. (a)	68,200	1,136,212
Symmetry Medical, Inc. (a)	128,800	2,138,080
		4,261,916
Metals & Mining—2.2%
Quanex Corp.	27,900	1,443,546
Schnitzer Steel Industries, Inc.,
Class A	13,450	955,219
		2,398,765

Real Estate—5.4%
Digital Realty Trust, Inc. REIT	46,200	1,640,100
Home Properties, Inc. REIT	33,900	1,626,861
MFA Mortgage Investments, Inc.
REIT	127,550	803,565
Mid-America Apartment
Communities, Inc. REIT	36,000	1,794,240
		5,864,766

Retail—3.2%
Brown Shoe Co., Inc.	82,300	1,240,261
Iconix Brand Group, Inc. (a)	64,100	1,112,135
Pacific Sunwear of California, Inc. (a)	88,550	1,116,616
		3,469,012

Semiconductors & Components—8.0%
Benchmark Electronics, Inc. (a)	47,224	847,671
CPI International, Inc. (a)	63,800	632,896
FARO Technologies, Inc. (a)	37,300	1,163,014
Integrated Device Technology,
Inc. (a)	136,350	1,217,605
Microsemi Corp. (a)	61,900	1,411,320
ON Semiconductor Corp. (a)	169,500	962,760
Plexus Corp. (a)	49,800	1,396,890
TTM Technologies, Inc. (a)	93,300	1,056,156
		8,688,312

Technology—0.7%
SRA International, Inc., Class A
(a)	32,800	797,368

Technology Hardware—3.0%
Brightpoint, Inc. (a)	112,800	943,008
FEI Co. (a)	42,900	936,507
Houston Wire & Cable Co. (c)	65,900	1,055,718
Synaptics, Inc. (a)	14,500	346,260
		3,281,493

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2008 (unaudited)

Description	Shares	Value
Lazard Small Cap Portfolio (concluded)

Telecommunications—3.3%
Alaska Communications Systems
Group, Inc.	126,600	$1,549,584
NTELOS Holdings Corp.	43,700	1,057,540
PAETEC Holding Corp. (a)	150,100	999,666
		3,606,790

Transportation—1.1%
AirTran Holdings, Inc. (a)	91,750	605,550
American Commercial Lines, Inc.
(a)	37,654	594,933
		1,200,483
Total Common Stocks
(Identified cost $107,768,182)		103,146,910
Short-Term Investments—6.6%
Collateral for Securities on Loan—0.4%
State Street Navigator Securities
Lending Prime Portfolio, 3.18%
(e), (f)	470,679	470,679

	Principal
	Amount
Description	(000)	Value

Repurchase Agreement—6.2%
State Street Bank and Trust Co.,
0.80%, 04/01/08
(Dated 03/31/08, collateralized by
$5,900,000 United States Treasury
Note, 2.00%, 01/15/16, with a value
of $6,811,029)
Proceeds of $6,674,148	$6,674	6,674,000
Total Short-Term Investments
(Identified cost $7,144,679)		7,144,679
Total Investments—101.6%
(Identified cost $114,912,861) (b)		$110,291,589
Liabilities in Excess of Cash and
Other Assets—(1.6)%		(1,697,508)

Net Assets—100.0%		$108,594,081

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2008 (unaudited)

Description	Shares	Value
Lazard U.S. Small Cap Equity Growth Portfolio

Common Stocks—93.7%
Commercial Services—7.5%
Broadridge Financial Solutions,
Inc.	8,800	$154,880
Concur Technologies, Inc. (a)	5,300	164,565
CyberSource Corp. (a)	10,400	151,944
Huron Consulting Group, Inc. (a)	5,360	222,708
Standard Parking Corp. (a)	12,400	259,904
		954,001

Computer Software—12.0%
Aladdin Knowledge Systems, Ltd.
(a)	6,920	131,688
ANSYS, Inc. (a)	4,400	151,888
Ariba, Inc. (a)	13,400	129,444
Blackboard, Inc. (a)	5,500	183,315
GSI Commerce, Inc. (a)	9,200	120,980
Interactive Intelligence, Inc. (a)	10,100	118,877
NIC, Inc.	28,200	200,502
Nuance Communications, Inc. (a)	8,400	146,244
S1 Corp. (a)	25,250	179,527
Website Pros, Inc. (a)	16,670	163,866
		1,526,331

Construction & Engineering—1.0%
Hill International, Inc. (a)	10,380	129,854

Consumer Products—3.4%
FGX International Holdings, Ltd.	17,100	204,516
Tempur-Pedic International, Inc.	4,540	49,940
Universal Electronics, Inc. (a)	7,200	174,312
		428,768

Energy Exploration &
Production—1.9%
EXCO Resources, Inc. (a)	13,100	242,350

Energy Services—3.8%
Dril-Quip, Inc. (a)	10,310	479,106

Health Services—7.1%
Air Methods Corp. (a)	3,450	166,876
Genoptix, Inc.	5,000	125,050
Sun Healthcare Group, Inc. (a)	16,300	214,182
Varian, Inc. (a)	2,600	150,592
Virtual Radiologic Corp.	8,300	126,824
WebMD Health Corp. (a)	5,300	124,921
		908,445

Insurance—1.7%
Aspen Insurance Holdings, Ltd.	8,220	216,844

Leisure & Entertainment—5.3%
Life Time Fitness, Inc. (a)	7,410	231,266
LoopNet, Inc. (a)	11,000	139,700
Orient-Express Hotels, Ltd., Class
A	4,120	177,819
Shutterfly, Inc. (a)	8,700	129,369
		678,154

Manufacturing—17.1%
BE Aerospace, Inc. (a)	12,130	423,943
Gardner Denver, Inc. (a)	8,670	321,657
Gibraltar Industries, Inc.	10,320	121,054
Hubbell, Inc., Class B	6,025	263,232
ICF International, Inc. (a)	6,470	129,724
Kennametal, Inc.	8,695	255,894
RBC Bearings, Inc. (a)	8,925	331,385
The Toro Co.	3,450	142,795
Trinity Industries, Inc.	7,012	186,870
		2,176,554

Medical Products—3.5%
Medical Action Industries, Inc. (a)	9,700	159,371
Wright Medical Group, Inc. (a)	11,840	285,818
		445,189

Metals & Mining—5.1%
Century Aluminum Co. (a)	4,950	327,888
Reliance Steel & Aluminum Co.	5,450	326,237
		654,125

Real Estate—1.4%
FelCor Lodging Trust, Inc. REIT	15,060	181,172

Retail—11.3%
Crocs, Inc. (a)	10,600	185,182
Deckers Outdoor Corp. (a)	1,500	161,730
Dick's Sporting Goods, Inc. (a)	13,560	363,137
J. Crew Group, Inc. (a)	2,200	97,174
The Gymboree Corp. (a)	3,100	123,628
The Warnaco Group, Inc. (a)	3,200	126,208
Urban Outfitters, Inc. (a)	8,730	273,685

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2008 (unaudited)

Description	Shares	Value
Lazard U.S. Small Cap Equity Growth Portfolio (concluded)
Zumiez, Inc. (a)	7,365	$115,557
		1,446,301

Semiconductors & Components—7.2%
AuthenTec, Inc.	16,780	166,793
Diodes, Inc. (a)	7,725	169,641
Rubicon Technology, Inc.	4,300	124,614
Silicon Motion Technology Corp.
ADR (a)	8,800	124,256
Technitrol, Inc.	7,700	178,101
TTM Technologies, Inc. (a)	13,900	157,348
		920,753

Technology Hardware—4.4%
Aixtron AG Sponsored ADR	12,200	167,140
Ciena Corp. (a)	4,190	129,178
FormFactor, Inc. (a)	7,150	136,565
Synaptics, Inc. (a)	5,285	126,206
		559,089
Total Common Stocks
(Identified cost $13,461,537)		11,947,036
	Principal
	Amount
Description	(000)	Value
Repurchase Agreement—3.6%
State Street Bank and Trust Co.,
0.80%, 04/01/08
(Dated 03/31/08, collateralized by
$410,000 United States Treasury
Note, 2.00%, 01/15/16, with a value
of $473,309)
Proceeds of $464,010
(Identified cost $464,000)	$464	464,000
Total Investments—97.3%
(Identified cost $13,925,537) (b)		$12,411,036
Cash and Other Assets in Excess
of Liabilities—2.7%		342,703

Net Assets—100.0%		$12,753,739

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2008 (unaudited)

Description	Shares	Value
Lazard International Equity Portfolio

Common Stocks—100.2%

Argentina—1.1%
Tenaris SA ADR	58,100	$2,896,285
Belgium—1.8%
InBev NV	53,507	4,708,587
Canada—1.8%
Telus Corp.	110,100	4,794,651
Finland—2.4%
Nokia Oyj	195,100	6,172,598
France—15.5%
Axa	88,124	3,198,499
BNP Paribas	33,000	3,328,586
Gaz de France	115,700	6,984,966
Groupe Danone	50,000	4,471,016
Sanofi-Aventis	88,097	6,609,226
Societe Generale	23,200	2,271,605
Societe Generale New	6,500	625,461
Total SA	115,096	8,547,529
Vivendi	98,200	3,837,070
Total France		39,873,958
Germany—13.2%
Adidas AG	60,491	4,021,509
Allianz SE	20,500	4,061,079
Continental AG	30,400	3,099,930
Daimler AG	61,900	5,291,784
Deutsche Post AG	177,900	5,434,630
E.ON AG	34,100	6,312,731
Siemens AG	52,588	5,699,545
Total Germany		33,921,208
Greece—1.9%
National Bank of Greece SA	45,950	2,424,404
OPAP SA	71,825	2,560,428
Total Greece		4,984,832
Ireland—1.1%
CRH PLC	72,221	2,745,573
Italy—2.7%
Eni SpA	135,030	4,604,655
UniCredit SpA	356,667	2,387,491
Total Italy		6,992,146

Japan—13.2%
Canon, Inc.	50,000	2,302,367
Daito Trust Construction Co., Ltd.	98,400	5,073,997
East Japan Railway Co.	419	3,484,661
Hoya Corp.	80,400	1,887,400
Inpex Holdings, Inc.	171	1,904,193
Japan Tobacco, Inc.	913	4,570,496
JSR Corp.	111,800	2,529,183
Nidec Corp.	49,000	3,013,343
Sony Financial Holdings, Inc.	21	84,902
Sumitomo Mitsui Financial Group,
Inc.	419	2,757,464
Takeda Pharmaceutical Co., Ltd.	40,800	2,042,456
The Sumitomo Trust and Banking
Co., Ltd.	635,000	4,370,084
Total Japan		34,020,546

Netherlands—2.5%
Heineken NV	65,250	3,789,861
TNT NV	69,760	2,591,442
Total Netherlands		6,381,303

Singapore—3.6%
DBS Group Holdings, Ltd.	192,900	2,522,576
Singapore Telecommunications,
Ltd.	2,406,600	6,836,286
Total Singapore		9,358,862

South Korea—1.0%
Kookmin Bank Sponsored ADR	45,600	2,555,880

Spain—2.0%
Banco Santander SA	259,900	5,178,198

Sweden—0.6%
Telefonaktiebolaget LM Ericsson,
B Shares	746,700	1,465,288

Switzerland—9.9%
Nestle SA	18,776	9,382,328
Novartis AG	163,400	8,374,847
Roche Holding AG	27,000	5,081,361
Zurich Financial Services AG	8,700	2,739,830
Total Switzerland		25,578,366

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2008 (unaudited)

Description	Shares	Value
Lazard International Equity Portfolio (concluded)

Turkey—0.9%
Turkcell Iletisim Hizmetleri AS
ADR	106,700	$2,228,963

United Kingdom—25.0%
BAE Systems PLC	625,900	6,027,741
BP PLC	551,748	5,606,539
British American Tobacco PLC	92,700	3,479,007
Diageo PLC	243,042	4,900,711
GlaxoSmithKline PLC	297,050	6,284,502
HSBC Holdings PLC	147,600	2,431,356
Imperial Tobacco Group PLC	92,840	4,271,030
Lloyds TSB Group PLC	340,500	3,047,739
National Grid PLC	174,527	2,395,184
Old Mutual PLC	1,349,292	2,959,050
Prudential PLC	280,800	3,708,765
Reckitt Benckiser Group PLC	72,800	4,032,509
Tesco PLC	483,700	3,638,307
Unilever PLC	127,300	4,292,456
Vodafone Group PLC	2,404,383	7,200,737
Total United Kingdom		64,275,633
Total Common Stocks
(Identified cost $246,908,825)		258,132,877
	Principal
	Amount
Description	(000)	Value

Repurchase Agreement—1.4%
State Street Bank and Trust Co.,
0.80%, 04/01/08
(Dated 03/31/08, collateralized by
$3,160,000 United States Treasury
Note, 2.00%, 01/15/16, with a value
of $3,647,941)
Proceeds of $3,571,079
(Identified cost $3,571,000)	$3,571	3,571,000

Total Investments—101.6%
(Identified cost $250,479,825) (b)		$261,703,877
Liabilities in Excess of Cash and
Other Assets—(1.6)%		(4,239,697)

Net Assets—100.0%		$257,464,180

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2008 (unaudited)

Description	Shares	Value
Lazard International Equity Select Portfolio

Common Stocks—97.8%

Belgium—2.9%
InBev NV	7,150	$629,196
Brazil—1.1%
Companhia Vale do Rio Doce
ADR	6,750	233,820
Canada—2.0%
Telus Corp.	10,200	429,782
Finland—3.1%
Fortum Oyj	5,450	222,074
Nokia Oyj Sponsored ADR	14,200	451,986
Total Finland		674,060
France—11.7%
Groupe Danone	6,820	609,847
Sanofi-Aventis ADR	7,350	275,919
Societe Generale Sponsored
ADR	14,850	296,555
Suez SA Sponsored ADR	12,050	790,480
Total SA Sponsored ADR	7,650	566,176
Total France		2,538,977
Germany—11.5%
Adidas AG Sponsored ADR	10,800	358,560
Allianz SE ADR	23,800	467,908
Daimler AG	2,640	225,692
Deutsche Post AG	15,000	458,232
E.ON AG	3,450	638,678
Siemens AG	3,260	353,322
Total Germany		2,502,392
Indonesia—1.1%
PT Telekomunikasi Indonesia Tbk
Sponsored ADR	5,500	230,670
Ireland—1.9%
CRH PLC Sponsored ADR	10,800	414,180
Italy—3.7%
Eni SpA Sponsored ADR	8,450	575,530
Intesa Sanpaolo Sponsored ADR	1	42
UniCredit SpA	35,800	239,641
Total Italy		815,213
Japan—4.9%
Canon, Inc. Sponsored ADR	10,350	479,929
Hoya Corp. Sponsored ADR	5,000	115,750
Inpex Holdings, Inc.	20	222,713
Sumitomo Mitsui Financial Group,
Inc. ADR	39,150	258,390
Total Japan		1,076,782
Netherlands—5.1%
Heineken NV ADR	15,100	435,635
Royal Dutch Shell PLC, A Shares	11,200	386,528
TNT NV ADR	8,050	298,172
Total Netherlands		1,120,335
Russia—1.2%
Mobile TeleSystems Sponsored
ADR	3,370	255,614
Singapore—3.7%
DBS Group Holdings, Ltd.	16,100	210,542
Singapore Telecommunications,
Ltd. ADR	21,200	598,900
Total Singapore		809,442
South Korea—3.1%
Kookmin Bank	6,450	360,812
Samsung Electronics Co., Ltd.
GDR (d)	1,040	324,740
Total South Korea		685,552
Spain—1.1%
Banco Santander SA	11,950	238,090
Sweden—0.8%
Telefonaktiebolaget LM Ericsson
Sponsored ADR	9,100	178,815
Switzerland—13.6%
Nestle SA Sponsored ADR	6,100	762,500
Novartis AG ADR	13,250	678,798
Roche Holding AG	4,100	771,614
Zurich Financial Services AG
ADR	23,850	748,890
Total Switzerland		2,961,802

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2008 (unaudited)

Description	Shares	Value
Lazard International Equity Select Portfolio (concluded)

Turkey—1.4%
Turkcell Iletisim Hizmetleri AS
ADR	14,150	$295,593

United Kingdom—23.9%
BAE Systems PLC	22,250	214,279
BP PLC Sponsored ADR	7,750	470,037
British American Tobacco PLC
Sponsored ADR	6,700	507,525
Cadbury Schweppes PLC
Sponsored ADR	4,400	194,568
Diageo PLC Sponsored ADR	6,450	524,514
GlaxoSmithKline PLC Sponsored
ADR	7,050	299,131
HSBC Holdings PLC Sponsored
ADR	2,850	234,555
Imperial Tobacco Group PLC
ADR	2,550	234,779
Lloyds TSB Group PLC
Sponsored ADR	7,150	256,685
Prudential PLC	50,800	670,959
Reckitt Benckiser Group PLC	4,200	232,645
Tesco PLC Sponsored ADR	9,100	204,750
Unilever PLC Sponsored ADR	15,300	515,916
Vodafone Group PLC Sponsored
ADR	21,800	643,318
Total United Kingdom		5,203,661
Total Common Stocks
(Identified cost $20,430,420)		21,293,976
	Principal
	Amount
Description	(000)	Value

Repurchase Agreement—1.9%
State Street Bank and Trust Co.,
0.80%, 04/01/08
(Dated 03/31/08, collateralized by
$360,000 United States Treasury
Note, 2.00%, 01/15/16, with a value
of $415,588)
Proceeds of $406,009
(Identified cost $406,000)	$406	406,000
Total Investments—99.7%
(Identified cost $20,836,420) (b)		$21,699,976
Cash and Other Assets in Excess
of Liabilities—0.3%		70,336

Net Assets—100.0%		$21,770,312

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2008 (unaudited)

Description	Shares	Value
Lazard International Strategic Equity Portfolio

Common Stocks—96.8%

Australia—0.7%
Oil Search, Ltd.	604,100	$2,666,579
Austria—1.6%
OMV AG	98,810	6,530,000
Canada—2.1%
Telus Corp.	192,400	8,378,664
Egypt—4.8%
Eastern Tobacco	104,510	7,500,282
Egyptian Company for Mobile
Services	332,070	12,010,776
Total Egypt		19,511,058
Finland—2.3%
Sampo Oyj, A Shares	339,400	9,189,439
France—11.1%
Gaz de France	262,160	15,826,954
Groupe Danone	110,040	9,839,813
Sanofi-Aventis	99,050	7,430,943
Societe Generale	55,450	5,429,332
Total SA	85,900	6,379,307
Total France		44,906,349
Germany—12.5%
Daimler AG	143,770	12,290,789
Deutsche Post AG	410,770	12,548,526
E.ON AG	42,600	7,886,286
Siemens AG	44,630	4,837,049
Symrise AG	281,583	7,272,818
Wincor Nixdorf AG	68,880	5,513,332
Total Germany		50,348,800
Greece—1.6%
OPAP SA	178,420	6,360,343
India—1.8%
Grasim Industries, Ltd.
Sponsored GDR (d)	106,900	7,162,300
Ireland—1.9%
CRH PLC	204,005	7,755,509
Italy—4.0%
Maire Tecnimont SpA	949,870	4,798,739
Prysmian SpA	531,020	11,334,454
Total Italy		16,133,193
Japan—12.6%
Daito Trust Construction Co., Ltd.	250,000	12,891,252
Inpex Holdings, Inc.	498	5,545,546
Japan Tobacco, Inc.	1,596	7,989,607
JSR Corp.	244,000	5,519,863
Mitsubishi Corp.	228,500	6,899,930
Nippon Electric Glass Co., Ltd.	358,000	5,534,490
USS Co., Ltd.	91,810	6,355,227
Total Japan		50,735,915
Netherlands—1.3%
TNT NV	140,547	5,221,034
Norway—1.5%
Telenor ASA	306,800	5,874,105
Portugal—1.3%
Galp Energia SGPS SA	215,980	5,152,180
Singapore—1.9%
DBS Group Holdings, Ltd.	583,000	7,623,960
Spain—2.1%
Banco Santander SA	424,250	8,452,676
Switzerland—8.6%
Julius Baer Holding AG	109,092	8,041,018
Nestle SA	36,341	18,159,522
Novartis AG	166,837	8,551,005
Total Switzerland		34,751,545
Turkey—1.3%
Turkiye Halk Bankasi AS	971,670	5,388,862
United Kingdom—21.8%
BAE Systems PLC	1,609,125	15,496,707
British American Tobacco PLC	313,028	11,747,861
British Energy Group PLC	519,500	6,727,445
Cairn Energy PLC (a)	69,389	3,902,784
Imperial Tobacco Group PLC	134,470	6,186,185
National Grid PLC	651,533	8,941,548
Old Mutual PLC	1,828,860	4,010,761
Prudential PLC	469,200	6,197,123

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2008 (unaudited)

Description	Shares	Value
Lazard International Strategic Equity Portfolio (concluded)
Shire PLC	228,690	$4,418,422
Standard Chartered PLC	199,160	6,806,430
Tesco PLC	1,286,686	9,678,228
UK Coal PLC (a)	456,040	3,937,099
Total United Kingdom		88,050,593
Total Common Stocks
(Identified cost $372,463,339)		390,193,104
	Principal
	Amount
Description	(000)	Value
Repurchase Agreement—2.8%
State Street Bank and Trust Co.,
0.80%, 04/01/08
(Dated 03/31/08, collateralized by
$9,935,000 United States Treasury
Note, 2.00%, 01/15/16, with a value
of $11,469,081)
Proceeds of $11,239,250
(Identified cost $11,239,000)	$11,239	11,239,000

Total Investments—99.6%
(Identified cost $383,702,339) (b)		$401,432,104
Cash and Other Assets in Excess
of Liabilities—0.4%		1,741,079

Net Assets—100.0%		$403,173,183

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2008 (unaudited)

Description	Shares	Value
Lazard International Small Cap Portfolio

Common Stocks—95.3%

Australia—3.4%
ABC Learning Centres, Ltd.	838,137	$1,072,362
Fairfax Media, Ltd.	608,215	1,928,791
James Hardie Industries NV	388,400	2,218,492
Macquarie Infrastructure Group	908,020	2,306,953
Total Australia		7,526,598
Austria—1.0%
Andritz AG	41,048	2,253,252
Belgium—1.1%
Arseus NV	168,200	2,427,086
Finland—4.1%
KCI Konecranes Oyj	76,900	2,962,301
Sampo Oyj, A Shares	124,400	3,368,197
Vacon Oyj	59,320	2,622,239
Total Finland		8,952,737
France—3.6%
Neopost SA	32,500	3,647,581
Sechilienne-Sidec SA	28,482	2,201,082
Virbac SA	23,006	2,113,138
Total France		7,961,801
Germany—7.4%
Compugroup Holding AG (a)	186,424	2,501,692
CTS Eventim AG	56,840	2,310,704
D+S europe AG (a)	151,689	2,083,466
Pfeiffer Vacuum Technology AG	27,419	2,524,106
SGL Carbon AG (a)	53,800	3,397,467
Symrise AG	135,108	3,489,614
Total Germany		16,307,049
Greece—1.7%
Piraeus Bank SA	118,554	3,646,013
Hong Kong—1.7%
Esprit Holdings, Ltd.	303,865	3,648,652
Ireland—4.5%
Anglo Irish Bank Corp. PLC	259,493	3,482,231
DCC PLC	131,360	3,100,397
Grafton Group PLC Units (a)	354,378	3,261,733
Total Ireland		9,844,361

Isle Of Man—0.9%
Hansard Global PLC	620,033	2,018,100

Japan—21.9%
Amano Corp.	214,900	2,214,108
Asahi Pretec Corp.	122,300	3,263,624
Daito Trust Construction Co., Ltd.	61,600	3,176,405
Don Quijote Co., Ltd.	86,700	1,574,308
Hisamitsu Pharmaceutical Co.,
Inc.	78,500	2,858,698
Ichiyoshi Securities Co., Ltd.	204,500	2,049,513
JAFCO Co., Ltd.	66,000	2,198,234
JSR Corp.	99,400	2,248,666
K.K. DaVinci Advisors (a)	3,291	2,519,094
Konami Corp.	112,300	4,224,769
Misumi Group, Inc. (c)	197,000	3,490,189
Ohara, Inc.	160,000	2,858,748
OSG Corp. (c)	212,500	2,460,122
Suruga Bank, Ltd.	209,700	2,644,391
Sysmex Corp.	65,600	2,369,181
THK Co., Ltd.	141,700	2,440,800
Union Tool Co. (c)	77,100	2,892,797
USS Co., Ltd.	39,580	2,739,787
Total Japan		48,223,434

Netherlands—10.2%
Advanced Metallurgical Group NV	54,397	4,379,839
Fugro NV	57,362	4,454,656
InnoConcepts NV	119,409	2,167,943
Koninklijke Boskalis Westminster
NV	57,356	3,303,290
Ordina NV	152,821	2,504,341
SBM Offshore NV	104,008	3,354,657
USG People NV (c)	101,695	2,411,474
Total Netherlands		22,576,200

Norway—4.1%
Acergy SA (c)	110,200	2,375,023
ODIM ASA (a), (c)	173,000	2,998,076
Songa Offshore ASA (a), (c)	274,200	3,661,492
Total Norway		9,034,591

Portugal—0.9%
Banif SGPS SA	446,172	1,986,390

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2008 (unaudited)

Description	Shares	Value
Lazard International Small Cap Portfolio (concluded)

Spain—2.0%
Codere SA	84,631	$1,448,344
Indra Sistemas SA	104,051	2,996,292
Total Spain		4,444,636

Sweden—6.0%
Duni AB	285,536	2,258,588
Elekta AB, B Shares	144,600	2,494,425
Getinge AB, B Shares	140,250	3,635,673
Indutrade AB	108,200	2,613,109
KappAhl Holding AB (a), (c)	238,100	2,223,979
Total Sweden		13,225,774

Switzerland—6.5%
Bank Sarasin & Cie AG, B Shares	666	2,897,110
Banque Cantonale Vaudoise	5,308	2,298,298
Burckhardt Compression Holding
AG	12,347	3,941,193
Gottex Fund Management
Holdings, Ltd.	43,532	1,836,664
Swissquote Group Holding SA	59,368	3,243,092
Total Switzerland		14,216,357

United Kingdom—14.3%
Ashmore Group PLC	496,842	2,765,892
Charter PLC	187,030	3,155,108
Chemring Group PLC	65,846	3,209,533
Enodis PLC	729,696	2,016,607
Enterprise Inns PLC	173,234	1,379,534
Filtrona PLC	572,253	1,953,443
Hampson Industries PLC	930,011	2,214,896
Intertek Group PLC	153,091	3,135,548
Man Group PLC	274,447	3,020,259
Northgate PLC	151,857	1,713,363
Regus Group PLC	1,144,632	2,158,110
Sepura, Ltd.	650,039	1,019,179
Victrex PLC	258,581	3,854,079
Total United Kingdom		31,595,551
Total Common Stocks
(Identified cost $211,463,588)		209,888,582

Preferred Stock—1.7%

Germany—1.7%
Fuchs Petrolub AG
(Identified cost $2,936,423)	40,443	3,772,857
Short-Term Investments—4.0%
Collateral for Securities on Loan—2.2%
State Street Navigator Securities
Lending Prime Portfolio, 3.18%
(e), (f)	4,737,102	$4,737,102
	Principal
	Amount
Description	(000)	Value

Repurchase Agreement—1.8%
State Street Bank and Trust Co.,
0.80%, 04/01/08
(Dated 03/31/08, collateralized by
$3,545,000 United States Treasury
Note, 2.00%, 01/15/16, with a value
of $4,092,390)
Proceeds of $4,007,089	$4,007	4,007,000
Total Short-Term Investments
(Identified cost $8,744,102)		8,744,102
Total Investments—101.0%
(Identified cost $223,144,113) (b)		$222,405,541
Liabilities in Excess of Cash and
Other Assets—(1.0)%		(2,171,833)

Net Assets—100.0%		$220,233,708

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2008 (unaudited)

Description	Shares	Value
Lazard Emerging Markets Portfolio

Common Stocks—88.7%

Argentina—3.5%
Tenaris SA ADR	4,829,800	$240,765,530

Bahrain—0.5%
Investcorp Bank BSC GDR	642,535	16,481,023
Investcorp Bank BSC GDR (d)	700,149	17,958,822
Total Bahrain		34,439,845

Brazil—8.4%
Banco do Brasil SA	6,460,100	85,081,729
Companhia de Concessoes
Rodoviarias	2,165,900	31,957,116
Empresa Brasileira de
Aeronautica SA ADR	2,409,400	95,195,394
Iochpe Maxion SA	2,455,863	54,304,146
JHSF Participacoes SA	14,847,900	52,886,177
Redecard SA	9,734,750	161,940,703
Souza Cruz SA	3,437,265	89,109,925
Total Brazil		570,475,190

Egypt—4.0%
Eastern Tobacco	948,699	68,084,487
Egyptian Company for Mobile
Services	2,213,949	80,077,234
Orascom Construction Industries	972,209	73,162,151
Orascom Telecom Holding SAE	3,867,798	52,427,272
Total Egypt		273,751,144

Hungary—0.6%
Richter Gedeon Nyrt. (c)	210,427	43,338,875

India—8.8%
Grasim Industries, Ltd.	1,004,498	64,471,145
Hero Honda Motors, Ltd.	3,739,395	64,302,308
Hindustan Unilever, Ltd.	9,527,195	54,261,318
Oil and Natural Gas Corp., Ltd.	7,184,160	176,559,864
Punjab National Bank, Ltd.	5,775,190	72,837,641
Satyam Computer Services, Ltd.	12,294,768	121,262,206
State Bank of India	1,194,880	47,890,505
Total India		601,584,987

Indonesia—3.7%
PT Astra International Tbk	17,793,500	46,875,869
PT Bank Mandiri Tbk	232,639,600	79,610,510
PT Telekomunikasi Indonesia Tbk
Sponsored ADR	2,713,215	113,792,237
PT United Tractors Tbk	9,342,900	12,738,011
Total Indonesia		253,016,627

Israel—2.8%
Bank Hapoalim BM	27,356,546	105,605,741
Delek Automotive Systems, Ltd.	831,476	11,682,674
Israel Chemicals, Ltd.	5,142,372	71,961,096
Total Israel		189,249,511

Kazakhstan—0.8%
Eurasian Natural Resources
Corp.	2,710,087	52,978,975

Malaysia—1.8%
British American Tobacco
Malaysia Berhad	4,992,000	66,331,093
PLUS Expressways Berhad	52,489,100	52,513,716
Total Malaysia		118,844,809

Mexico—7.0%
Cemex SAB de CV Sponsored
ADR (a)	3,666,365	95,765,454
Desarrolladora Homex SA de CV
ADR (a)	2,241,843	130,138,986
Fomento Economico Mexicano
SAB de CV Sponsored ADR	1,740,480	72,717,254
Grupo Televisa SA Sponsored
ADR	4,422,900	107,211,096
Kimberly-Clark de Mexico SAB de
CV, Series A	15,963,565	70,812,516
Total Mexico		476,645,306

Philippines—2.4%
Philippine Long Distance
Telephone Co. Sponsored ADR	2,455,721	163,207,218

Russia—6.2%
Eurasia Drilling Co., Ltd. GDR (d)	2,219,500	52,158,250
Evraz Group SA GDR	588,250	50,765,975
Mobile TeleSystems Sponsored
ADR	1,472,100	111,658,785
Oriflame Cosmetics SA SDR	1,847,034	122,630,984
TNK-BP Holding	26,144,485	43,138,400
Vsmpo-Avisma Corp.	180,087	39,799,227
Total Russia		420,151,621

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2008 (unaudited)

Description	Shares	Value
Lazard Emerging Markets Portfolio (continued)

South Africa—13.8%

Aquarius Platinum, Ltd.	7,084,089	$104,813,142
Imperial Holdings, Ltd.	9,804,660	95,810,025
Kumba Iron Ore, Ltd.	3,710,247	141,593,273
Massmart Holdings, Ltd.	8,817,710	72,629,227
Murray & Roberts Holdings, Ltd.	4,186,874	49,302,894
Naspers, Ltd., N Shares	4,925,886	85,641,175
Nedbank Group, Ltd.	5,417,047	78,016,164
Pretoria Portland Cement Co.,
Ltd.	17,895,557	88,374,483
Sanlam, Ltd.	23,790,183	56,028,668
Steinhoff International Holdings,
Ltd.	31,742,067	70,842,344
Truworths International, Ltd.	31,507,117	99,066,767
Total South Africa		942,118,162

South Korea—14.9%
Amorepacific Corp.	81,972	44,282,345
GS Engineering & Construction
Corp.	610,307	89,356,808
Hite Brewery Co., Ltd.	499,965	56,289,289
Kookmin Bank	4,253,451	237,937,280
Samsung Electronics Co., Ltd.	349,565	219,901,040
Shinhan Financial Group Co., Ltd.	3,856,740	203,672,946
SK Telecom Co., Ltd.	164,134	30,909,265
SK Telecom Co., Ltd. ADR	507,800	10,973,558
Woongjin Coway Co., Ltd.	3,925,940	118,529,415
Total South Korea		1,011,851,946

Taiwan—5.5%
Advanced Semiconductor
Engineering, Inc.	56,078,000	54,639,109
Advantech Co., Ltd.	15,020,759	35,500,601
Hon Hai Precision Industry Co.,
Ltd.	18,120,690	103,787,095
Novatek Microelectronics Corp.,
Ltd.	16,627,547	60,753,393
Taiwan Semiconductor
Manufacturing Co., Ltd.	56,807,918	117,993,371
Total Taiwan		372,673,569

Turkey—4.0%
Ford Otomotiv Sanayi AS	5,300,645	41,315,078
Turkcell Iletisim Hizmetleri AS (c)	16,698,656	138,915,597
Turkiye Is Bankasi, C Shares	24,141,068	89,377,858
Total Turkey		269,608,533
Total Common Stocks
(Identified cost $5,933,643,670)		6,034,701,848

Preferred Stocks—7.1%

Brazil—7.1%
AES Tiete SA	1,627,800,546	54,176,527
Companhia Energetica de Minas
Gerais	4,222,200	75,796,033
Companhia Vale do Rio Doce, A
Shares	4,728,512	136,867,342
Klabin SA	19,932,180	65,883,994
Suzano Papel e Celulose SA	5,419,805	81,820,616
Tam SA Sponsored ADR	3,698,680	70,977,669
Total Brazil		485,522,181
Total Preferred Stocks
(Identified cost $453,746,207)		485,522,181
Short-Term Investments—2.6%
Collateral for Securities on Loan—0.2%
State Street Navigator Securities
Lending Prime Portfolio, 3.18%
(e), (f)	12,757,257	12,757,257
	Principal
	Amount
Description	(000)	Value

Repurchase Agreement—2.4%
State Street Bank and Trust Co.,
0.80%, 04/01/08
(Dated 03/31/08, collateralized by
$145,105,000 United States
Treasury Note, 2.00%, 01/15/16,
with a value of $167,510,919)
Proceeds of $164,224,649	$164,221	164,221,000
Total Short-Term Investments
(Identified cost $176,978,257)		176,978,257

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2008 (unaudited)

Lazard Emerging Markets Portfolio (concluded)
Total Investments—98.4%
(Identified cost $6,564,368,134) (b)	$6,697,202,286
Cash and Other Assets in Excess
of Liabilities—1.6%	111,036,484
Net Assets—100.0%	$6,808,238,770

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2008 (unaudited)

	Principal
	Amount
Description	(000)	Value
Lazard High Yield Portfolio

Corporate Bonds—95.9%

Aerospace & Defense—1.1%
L-3 Communications Corp.,
7.625%, 06/15/12	$600	$613,500

Automotive—4.4%
ArvinMeritor, Inc.,
8.125%, 09/15/15	550	445,500
Ford Motor Credit Co.,
7.00%, 10/01/13	1,725	1,355,413
General Motors Acceptance
Corp.,
6.75%, 12/01/14	1,000	707,179
Venture Holdings Co. LLC,
12.00%, 06/01/09 (a), (h)	2,840	284
		2,508,376

Building & Construction—1.3%
KB Home,
7.75%, 02/01/10	740	712,250

Building Materials—1.8%
Legrand SA,
8.50%, 02/15/25	925	1,008,250

Cable Television—7.4%
Cablevision Systems Corp.,
8.00%, 04/15/12	725	708,687
Charter Communications
Holdings LLC,
11.00%, 10/01/15	424	295,740
DirecTV Holdings LLC:
6.375%, 06/15/15	400	376,000
8.375%, 03/15/13	450	457,875
EchoStar DBS Corp.:
5.75%, 10/01/08	50	50,000
6.625%, 10/01/14	810	741,150
Mediacom Broadband LLC,
8.50%, 10/15/15	725	614,438
Shaw Communications, Inc.,
7.25%, 04/06/11	900	927,000
		4,170,890
Chemicals—5.3%
ARCO Chemical Co.,
9.80%, 02/01/20	535	452,075
Momentive Performance Materials, Inc.:
9.75%, 12/01/14	275	246,813
11.50%, 12/01/16	250	190,313
Mosaic Global Holdings, Inc.,
7.30%, 01/15/28	775	769,187
NOVA Chemicals Corp.,
6.50%, 01/15/12	687	640,627
Tronox Worldwide LLC,
9.50%, 12/01/12	800	690,000
		2,989,015

Computer Services—1.5%
SunGard Data Systems, Inc.,
10.25%, 08/15/15	824	830,180

Diversified—2.8%
Leucadia National Corp.,
7.00%, 08/15/13	950	938,125
The Greenbrier Cos., Inc.,
8.375%, 05/15/15	700	661,500
		1,599,625

Drugs—0.8%
Elan Finance PLC,
7.75%, 11/15/11	500	464,375

Electric Generation—2.9%
Edison Mission Energy:
7.00%, 05/15/17	200	199,000
7.50%, 06/15/13	675	693,562
The AES Corp.,
9.50%, 06/01/09	710	734,850
		1,627,412

Electronics—1.9%
Freescale Semiconductor, Inc.:
8.875%, 12/15/14	225	177,750
10.125%, 12/15/16	375	255,938
NXP BV,
7.875%, 10/15/14	700	638,750
		1,072,438

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2008 (unaudited)

	Principal
	Amount
Description	(000)	Value
Lazard High Yield Portfolio (continued)

Energy Exploration &
Production—4.5%
Chesapeake Energy Corp.,
6.375%, 06/15/15	$375	$363,750
Compagnie Generale de
Geophysique,
7.50%, 05/15/15	750	764,062
OPTI Canada, Inc.,
8.25%, 12/15/14	525	521,062
PetroHawk Energy Corp.,
9.125%, 07/15/13	425	436,688
Seitel, Inc.,
9.75%, 02/15/14	525	447,563
		2,533,125

Energy Integrated—0.8%
Verasun Energy Corp.,
9.875%, 12/15/12	500	462,500

Environmental—1.3%
Browning-Ferris Industries, Inc.,
7.40%, 09/15/35	775	728,500

Financial Services—0.0%
Finance One PLC,
0.00%, 01/03/09 (a), (h), (i)	20,000	0
Morgan Guarantee Trust,
0.00%, 01/03/09 (a), (h), (i)	10,569	0
		0

Food & Beverages—3.3%
Constellation Brands, Inc.,
7.25%, 09/01/16	725	710,500
Dean Foods Co.,
7.00%, 06/01/16	800	696,000
NBTY, Inc.,
7.125%, 10/01/15	475	454,219
		1,860,719

Forest & Paper Products—3.9%
Georgia-Pacific Corp.:
8.125%, 05/15/11	300	297,000
9.50%, 12/01/11	500	508,750
Smurfit Capital Funding PLC,
7.50%, 11/20/25	1,600	1,414,000
		2,219,750

Gaming—2.7%
Mandalay Resorts Group,
9.375%, 02/15/10	1,035	1,067,344
Wynn Las Vegas LLC,
6.625%, 12/01/14	500	480,000
		1,547,344

Gas Distribution—1.2%
Ferrellgas Partners LP,
8.75%, 06/15/12	684	695,970

Health Services—5.2%
HCA, Inc.,
9.25%, 11/15/16	675	698,625
HealthSouth Corp.,
10.75%, 06/15/16	350	367,500
Senior Housing Properties Trust,
7.875%, 04/15/15	179	179,448
Service Corp. International,
6.75%, 04/01/16	750	725,625
Tenet Healthcare Corp.,
7.375%, 02/01/13	500	441,250
The Cooper Cos., Inc.,
7.125%, 02/15/15	525	500,062
		2,912,510

Hotels—1.5%
Host Hotels & Resorts, Inc.,
7.125%, 11/01/13	850	836,188

Leisure & Entertainment—1.2%
Royal Caribbean Cruises, Ltd.:
7.25%, 06/15/16	300	281,625
8.00%, 05/15/10	400	408,500
		690,125

Machinery—0.6%
Case New Holland, Inc.,
7.125%, 03/01/14	350	344,750

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2008 (unaudited)

	Principal
	Amount
Description	(000)	Value
Lazard High Yield Portfolio (continued)

Media—2.4%
CanWest Media, Inc.,
8.00%, 09/15/12	$911	$878,798
Interpublic Group of Cos., Inc.,
6.25%, 11/15/14	600	486,000
ION Media Networks, Inc.,
11.00%, 07/31/13	25	6,791
		1,371,589

Metals & Mining—5.8%
Arch Western Finance LLC,
6.75%, 07/01/13	1,000	997,500
Century Aluminum Co.,
7.50%, 08/15/14	225	218,250
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 04/01/15	650	685,750
8.375%, 04/01/17	100	105,750
Massey Energy Co.,
6.875%, 12/15/13	800	770,000
Peabody Energy Corp.,
6.875%, 03/15/13	500	506,250
		3,283,500

Printing & Publishing—3.0%
Deluxe Corp.,
7.375%, 06/01/15	525	489,563
Idearc, Inc.,
8.00%, 11/15/16	725	471,250
Phoenix Color Corp.,
13.00%, 02/01/09	515	493,112
R.H. Donnelley Corp.,
8.875%, 01/15/16	400	252,000
		1,705,925

Real Estate—2.2%
AMR Real Estate Partners:
7.125%, 02/15/13	500	456,250
8.125%, 06/01/12	350	342,125
Forest City Enterprises, Inc.,
7.625%, 06/01/15	475	451,250
		1,249,625
Retail—4.5%
Saks, Inc.,
9.875%, 10/01/11	1,225	1,225,000
Stater Brothers Holdings, Inc.,
8.125%, 06/15/12	725	726,812
The Neiman Marcus Group, Inc.,
10.375%, 10/15/15	600	600,000
		2,551,812

Steel-Producers—1.0%
Steel Dynamics, Inc.,
7.375%, 11/01/12 (d)	540	544,725

Support Services—4.3%
ARAMARK Corp.,
8.50%, 02/01/15	600	601,500
Avis Budget Car Rental LLC:
7.625%, 05/15/14	640	552,000
7.75%, 05/15/16	110	90,475
Hertz Corp.,
8.875%, 01/01/14	650	615,875
The United Rentals North
America, Inc.,
6.50%, 02/15/12	625	564,062
		2,423,912

Telecommunications—12.5%
Citizens Communications Co.,
6.25%, 01/15/13	1,000	895,000
Intelsat Bermuda, Ltd.,
11.25%, 06/15/16	350	354,813
Intelsat Subsidiary Holding Co.,
Ltd.,
8.25%, 01/15/13	800	804,000
Level 3 Financing, Inc.,
9.25%, 11/01/14	850	697,000
Nortel Networks, Ltd.,
10.75%, 07/15/16	375	342,656
PanAmSat Corp.,
9.00%, 08/15/14	846	852,345
Qwest Corp.,
7.875%, 09/01/11	800	798,000
Rogers Wireless
Communications, Inc.,
9.625%, 05/01/11	1,000	1,100,000

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2008 (unaudited)

	Principal
	Amount
Description	(000)	Value
Lazard High Yield Portfolio (concluded)
Sprint Capital Corp.,
6.90%, 05/01/19	$575	$452,360
Windstream Corp.:
7.00%, 03/15/19	375	328,125
8.625%, 08/01/16	475	467,875
		7,092,174

Transportation—2.8%
Kansas City Southern Railway
Co.,
7.50%, 06/15/09	610	618,388
Stena AB,
7.50%, 11/01/13	975	965,250
		1,583,638
Total Corporate Bonds
(Identified cost $60,073,198)		54,234,692
Description	Shares	Value
Preferred Stock—0.0%
Media—0.0%
ION Media Networks, Inc.,
12.00%, 08/31/13
(Identified cost $1,551)	1	640
Warrants—0.0%
Cable Television—0.0%
Ono Finance PLC:
05/31/09 (a), (d), (g)	500	5
03/16/11 (a), (d), (g)	470	5
Total Warrants
(Identified cost $64,841)		10
	Principal
	Amount
Description	(000)	Value
Repurchase Agreement—1.8%
State Street Bank and Trust Co.,
0.80%, 04/01/08
(Dated 03/31/08, collateralized by
$905,000 United States Treasury
Note, 2.00%, 01/15/16, with a value
of $1,044,743)
Proceeds of $1,020,023
(Identified cost $1,020,000)	$1,020	1,020,000
Total Investments—97.7%
(Identified cost $61,159,590) (b)		$55,255,342
Cash and Other Assets in Excess
of Liabilities—2.3%		1,282,511

Net Assets—100.0%		$56,537,853

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2008 (unaudited)

Description	Shares	Value
Lazard Capital Allocator Opportunistic Strategies Portfolio

Exchange-Traded Funds—88.5%
Financial Select Sector SPDR
Fund	106,000	$2,645,739
First Trust ISE- Revere Natural
Gas Index Fund	369,082	8,680,809
iShares Dow Jones US Regional
Banks Index Fund	137,325	4,846,199
iShares iBoxx $ High Yield
Corporate Bond Fund	42,210	4,081,707
iShares Lehman MBS Fixed-Rate
Bond Fund	43,267	4,467,750
iShares S&P Global Materials
Index Fund	26,435	2,005,095
iShares S&P North American
Natural Resources Sector Index
Fund	14,175	1,810,148
Market Vectors Agribusiness ETF	115,084	6,169,653
Market Vectors Global Alternative
Energy ETF	118,341	5,680,368
Market Vectors Nuclear ETF	210,976	6,299,743
PowerShares Aerospace &
Defense Portfolio	321,317	6,284,961
PowerShares Dynamic Oil & Gas
Services Portfolio	105,322	2,756,277
PowerShares Dynamic
Technology Sector Portfolio	208,955	4,879,099
PowerShares Global Water
Portfolio	225,568	5,018,888
PowerShares Golden Dragon
Halter USX China Portfolio	127,703	3,209,176
PowerShares Water Resources
Portfolio	1,600	30,784
PowerShares WilderHill Clean
Energy Portfolio	266,629	5,225,928
SPDR Lehman Aggregate Bond
ETF	73,266	3,987,136
SPDR Lehman Intermediate Term
Treasury ETF	70,307	3,969,533
SPDR Lehman International
Treasury Bond ETF	72,825	4,218,752
streetTRACKS Gold Trust	28,700	2,593,906
Total Exchange-Traded Funds
(Identified cost $90,400,255)		88,861,651

Closed-End Management Investment Companies—11.0%
China Fund, Inc.	54,546	1,736,745
DWS Global Commodities Stock
Fund, Inc.	221,084	3,716,422
MFS Intermediate Income Trust	453,390	2,883,560
MFS Multimarket Income Trust	482,650	2,746,279
Total Closed-End Management
Investment Companies
(Identified cost $11,476,866)		11,083,006
Total Investments—99.5%
(Identified cost $101,877,121) (b)		$99,944,657
Cash and Other Assets in Excess
of Liabilities—0.5%		528,368

Net Assets—100.0%		$100,473,025

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2008 (unaudited)

(a)	Non-income producing security.

(b)	For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) are as follows:

		Aggregate	Aggregate	Net
		Gross	Gross	Unrealized
	Aggregate	Unrealized	Unrealized	Appreciation
Portfolio	Cost	Appreciation	Depreciation	(Depreciation)
U.S. Equity Value	$10,515,310	$331,447	$1,344,320	$(1,012,873)
U.S. Strategic Equity	97,313,475	4,416,565	10,235,366	(5,818,801)
Mid Cap	360,890,737	20,479,358	45,925,948	(25,446,590)
Small Cap	114,912,861	8,236,260	12,857,532	(4,621,272)
U.S. Small Cap
Equity Growth	13,925,537	728,823	2,243,324	(1,514,501)
International Equity	250,479,825	29,406,946	18,182,894	11,224,052
International
Equity Select	20,836,420	2,271,028	1,407,472	863,556
International
Strategic Equity	383,702,339	35,815,730	18,085,965	17,729,765
International
Small Cap	223,144,113	26,020,199	26,758,771	(738,572)
Emerging Markets	6,564,368,134	669,367,614	536,533,462	132,834,152
High Yield	61,159,590	675,815	6,580,063	(5,904,248)
Capital Allocator
Opportunistic
Strategies	101,877,121	2,453,448	4,385,912	(1,932,464)

(c)	Security or portion thereof is out on loan.

(d)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At March 31, 2008, these securities amounted to 1.5%, 1.8%, 1.0% and 1.0% of net assets of Lazard International Equity Select Portfolio, Lazard International Strategic Equity Portfolio, Lazard Emerging Markets Portfolio and Lazard High Yield Portfolio, respectively, and are considered to be liquid.

(e)	Rate shown reflects 7 day yield as of March 31, 2008.

(f)	Represents security purchased with cash collateral received for securities on loan.

(g)	Date shown is the expiration date.

(h)	Issue in default.

(i)	Bankrupt issuer; security valued at zero; principal amount denominated in respective country’s currency.

Security Abbreviations:
ADR — American Depositary Receipt
ETF — Exchange-Traded Fund
GDR — Global Depositary Receipt
MBS — Mortgage Backed Security
REIT — Real Estate Investment Trust
SDR — Swedish Depositary Receipt

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2008 (unaudited)

Portfolio holdings by industry (as percentage of net assets), for those Portfolios previously presented by country:

	Lazard	Lazard	Lazard	Lazard	Lazard
	International	International	International	International	Emerging
	Equity	Equity Select	Strategic Equity	Small Cap	Markets
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Industry
Agriculture	-%	-%	-%	-%	1.1%
Alcohol & Tobacco	10.0	10.7	8.3	-	4.1
Automotive	3.3	1.0	3.0	-	2.2
Banking	12.0	8.4	8.4	7.7	11.7
Cable Television	-	-	-	-	1.3
Chemicals	1.0	-	3.2	9.1	-
Commercial Services	-	-	3.3	13.5	0.2
Construction & Engineering	-	-	1.2	1.5	3.1
Consumer Products	1.6	1.1	-	1.9	6.0
Drugs	10.9	9.3	5.1	2.3	0.6
Electric	3.4	7.6	5.8	-	1.9
Energy	-	-	-	1.0	-
Energy Exploration & Production	0.7	1.0	3.0	-	2.6
Energy Integrated	7.3	9.2	5.5	1.7	1.4
Energy Services	1.1	-	-	6.3	3.5
Financial Services	2.3	1.2	3.0	5.4	6.7
Food & Beverages	7.0	9.6	6.9	-	1.1
Forest & Paper Products	-	-	-	1.0	3.2
Gas Utilities	2.6	-	3.9	-	-
Health Services	-	-	-	1.1	-
Housing	3.0	1.9	6.9	2.4	5.6
Insurance	5.4	8.7	3.8	2.4	-
Leisure & Entertainment	2.5	-	1.6	2.6	1.6
Manufacturing	4.6	2.6	9.2	21.0	2.4
Medical Products	-	-	-	5.0	-
Metals & Mining	-	1.1	-	-	7.7
Real Estate	-	-	-	1.1	0.8
Retail	3.0	2.6	2.4	3.4	2.5
Semiconductors & Components	1.6	4.2	-	1.2	7.2
Technology	1.2	-	1.4	2.5	1.8
Technology Hardware	3.0	2.9	-	0.5	1.5
Telecommunications	8.2	11.2	6.5	-	10.3
Transportation	4.5	3.5	4.4	2.4	3.7
Subtotal	100.2	97.8	96.8	97.0	95.8
Collateral for Securities on Loan	-	-	-	2.2	0.2
Repurchase Agreements	1.4	1.9	2.8	1.8	2.4
Total Investments	101.6%	99.7%	99.6%	101.0%	98.4%

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2008 (unaudited)

Valuation of Investments—Market values for securities listed on the New York Stock Exchange (“NYSE”), NASDAQ national market or other U.S. exchanges or markets are generally based on the last reported sales price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the closing bid price. The Lazard Funds, Inc. (the “Fund”) values NASDAQ-traded securities at the NASDAQ Official Closing Price, which may not be the last reported sales price in certain instances. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Securities listed on foreign exchanges are valued at the last reported sales price except as described below; securities listed on foreign exchanges that are not traded on the valuation date are valued at the last quoted bid price.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations. Debt securities maturing in sixty days or less are valued at amortized cost, except where to do so would not accurately reflect their fair value, in which case such securities are valued at fair value as determined under the supervision of the Board of Directors.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s net asset value is calculated, or when current market quotations otherwise are determined not to be readily available or reliable, such securities will be valued at their fair values as determined by, or in accordance with procedures approved by, the Board of Directors. The Valuation Committee of Lazard Asset Management LLC, the Fund’s investment manager (the “Investment Manager”) and a wholly-owned subsidiary of Lazard Frères & Co. LLC, may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts will also be considered. Fair valuing of foreign securities may be determined with the assistance of a pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the net asset value of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board of Directors, or its designee, instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values.

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2008 (unaudited)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurement that based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2008:

	Lazard U.S Equity Value		Lazard U.S. Strategic Equity
	Portfolio		Portfolio
		Other		Other
	Investments	Financial	Investments	Financial
Level	in Securities	Instruments*	in Securities	Instruments*
Level 1	$9,371,437	$-	$86,168,674	$-
Level 2	131,000	-	5,326,000	-
Level 3	-	-	-	-
Total	$9,502,437	$-	$91,494,674	$-

	Lazard Mid Cap Portfolio		Lazard Small Cap Portfolio
		Other		Other
	Investments	Financial	Investments	Financial
Level	in Securities	Instruments*	in Securities	Instruments*
Level 1	$325,686,147	$-	$103,146,910	$-
Level 2	9,758,000	-	6,674,000	-
Level 3	-	-	-	-
Total	$335,444,147	$-	$109,820,910	$-

	Lazard U.S. Small Cap Equity		Lazard International Equity
	Growth Portfolio		Portfolio
		Other		Other
	Investments	Financial	Investments	Financial
Level	in Securities	Instruments*	in Securities	Instruments*
Level 1	$11,947,036	$-	$258,132,877	$-
Level 2	464,000	-	3,571,000	-
Level 3	-	-	-	-
Total	$12,411,036	$-	$261,703,877	$-

	Lazard International Equity		Lazard International Strategic
	Select Portfolio		Equity Portfolio
		Other		Other
	Investments	Financial	Investments	Financial
Level	in Securities	Instruments*	in Securities	Instruments*
Level 1	$21,293,976	$-	$390,193,104	$-
Level 2	406,000	-	11,239,000	-
Level 3	-	-	-	-
Total	$21,699,976	$-	$401,432,104	$-

	Lazard International Small Cap		Lazard Emerging Markets
	Portfolio		Portfolio
		Other		Other
	Investments	Financial	Investments	Financial
Level	in Securities	Instruments*	in Securities	Instruments*
Level 1	$213,661,439	$-	$6,520,224,029	$-
Level 2	4,007,000	-	164,221,000	-
Level 3	-	-	-	-
Total	$217,668,439	$-	$6,684,445,029	$-

			Lazard Capital Allocator
	Lazard High Yield Portfolio		Opportunistic Strategies Portfolio
		Other		Other
	Investments	Financial	Investments	Financial
Level	in Securities	Instruments*	in Securities	Instruments*
Level 1	$-	$-	$99,944,657	$-
Level 2	55,254,413	-	-	-
Level 3	929	-	-	-
Total	$55,255,342	$-	$99,944,657	$-

*Other financial instruments are derivative instruments not reflected in the Portfolios of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2008 (unaudited)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Lazard U.S Equity Value		Lazard U.S. Strategic Equity
	Portfolio		Portfolio
		Other		Other
	Investments	Financial	Investments	Financial
	in Securities	Instruments	in Securities	Instruments
Balance as of 12/31/07	$-	$-	$-	$-
Accrued discounts/premiums	-	-	-	-
Realized gain (loss)*	-	-	-	-
Change in unrealized	-	-	-	-
appreciation/depreciation
Net purchases (sales)	-	-	-	-
Net transfers in and/or out of	-	-	-	-
Level 3
Balance as of 3/31/08	$-	$-	$-	$-

Net change in unrealized
appreciation/depreciation from
Investments still held as of
3/31/08	$-	$-	$-	$-

	Lazard Mid Cap Portfolio		Lazard Small Cap Portfolio
		Other		Other
	Investments	Financial	Investments	Financial
	in Securities	Instruments	in Securities	Instruments
Balance as of 12/31/07	$-	$-	$-	$-
Accrued discounts/premiums	-	-	-	-
Realized gain (loss)*	-	-	-	-
Change in unrealized	-	-	-	-
appreciation/depreciation
Net purchases (sales)	-	-	-	-
Net transfers in and/or out of	-	-	-	-
Level 3
Balance as of 3/31/08	$-	$-	$-	$-
Net change in unrealized
appreciation/depreciation from
Investments still held as of
3/31/08	$-	$-	$-	$-

	Lazard U.S. Small Cap		Lazard International Equity
	Equity Growth Portfolio		Portfolio
		Other		Other
	Investments	Financial	Investments	Financial
	in Securities	Instruments	in Securities	Instruments
Balance as of 12/31/07	$-	$-	$-	$-
Accrued discounts/premiums	-	-	-	-
Realized gain (loss)*	-	-	-	-
Change in unrealized	-	-	-	-
appreciation/depreciation
Net purchases (sales)	-	-	-	-
Net transfers in and/or out of	-	-	-	-
Level 3
Balance as of 3/31/08	$-	$-	$-	$-
Net change in unrealized
appreciation/depreciation from
Investments still held as of
3/31/08	$-	$-	$-	$-

	Lazard International Equity		Lazard International Strategic
	Select Portfolio		Equity Portfolio
		Other		Other
	Investments	Financial	Investments	Financial
	in Securities	Instruments	in Securities	Instruments
Balance as of 12/31/07	$-	$-	$-	$-
Accrued discounts/premiums	-	-	-	-
Realized gain (loss)*	-	-	-	-
Change in unrealized	-	-	-	-
appreciation/depreciation
Net purchases (sales)	-	-	-	-
Net transfers in and/or out of	-	-	-	-
Level 3
Balance as of 3/31/08	$-	$-	$-	$-
Net change in unrealized
appreciation/depreciation from
Investments still held as of
3/31/08	$-	$-	$-	$-

The Lazard Funds, Inc.
Portfolios of Investments (concluded)
March 31, 2008 (unaudited)

	Lazard International Small		Lazard Emerging Markets
	Cap Portfolio		Portfolio
		Other		Other
	Investments	Financial	Investments	Financial
	in Securities	Instruments	in Securities	Instruments
Balance as of 12/31/07	$-	$-	$-	$-
Accrued discounts/premiums	-	-	-	-
Realized gain (loss)*	-	-	-	-
Change in unrealized	-	-	-	-
appreciation/depreciation
Net purchases (sales)	-	-	-	-
Net transfers in and/or out of	-	-	-	-
Level 3
Balance as of 3/31/08	$-	$-	$-	$-
Net change in unrealized
appreciation/depreciation from
Investments still held as of
3/31/08	$-	$-	$-	$-

Lazard Capital Allocator
Opportunistic Strategies
	Lazard High Yield Portfolio		Portfolio
		Other		Other
	Investments	Financial	Investments	Financial
	in Securities	Instruments	in Securities	Instruments
Balance as of 12/31/07	$26,289	$-	$-	$-
Accrued discounts/premiums	-	-	-	-
Realized gain (loss)*	-	-	-	-
Change in unrealized		-	-	-
appreciation/depreciation	(25,360)
Net purchases (sales)	-	-	-	-
Net transfers in and/or out of	-	-	-	-
Level 3
Balance as of 3/31/08	$929	$-	$-	$-
Net change in unrealized
appreciation/depreciation from
Investments still held as of
3/31/08	$(25,360)	$-	$-	$-

*The realized gain (loss) recognized during the period ended 3/31/08 for other financial instruments was $0.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.LazardNet.com as well as on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Lazard Funds, Inc.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	May 30, 2008

By:	/s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date:	May 30, 2008